Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 50% Portfolio - VIP FundsManager 50% Portfolio - Service Class	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	5.18%
Annual Return 2015	0.06%
Annual Return 2016	4.31%
Annual Return 2017	14.45%
Annual Return 2018	(5.28%)
Annual Return 2019	17.89%
Annual Return 2020	14.06%
Annual Return 2021	10.01%
Annual Return 2022	(13.91%)
Annual Return 2023	12.85%